Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating gains/ (loss) from related party	$ 5,375	$ 6,816	$ (1,451)
Related party, administrative expenses	1,386	1,569	1,276
Related party, interest expense,	12,149	10,962	19,564
Voyage charter revenues
Revenue from related parties	2,792	18,019	3,197
Time charter revenues
Revenue from related parties	132	31,046
Other income
Revenue from related parties	$ 14,105	$ 21,093	$ 32,037